Portfolio of Investments October 31, 2025
Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.7%
6591238740 COMMON STOCKS - 97.7% 6591238740
BANKS - 4.2%
908,599 JPMorgan Chase & Co $ 282,683,321
TOTAL BANKS 282,683,321
CAPITAL GOODS - 7.6%
399,855 Eaton Corp PLC 152,568,674
544,477 Honeywell International Inc 109,619,554
188,570 Northrop Grumman Corp 110,021,166
314,661 Trane Technologies PLC 141,172,658
TOTAL CAPITAL GOODS 513,382,052
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.9%
487,478 Lowe's Cos Inc 116,083,136
1,066,476 TJX Cos Inc/The 149,455,947
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 265,539,083
CONSUMER SERVICES - 3.4%
522,333 McDonald's Corp 155,879,837
897,416 Starbucks Corp 72,574,032
TOTAL CONSUMER SERVICES 228,453,869
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.7%
1,781,343 Walmart Inc 180,236,285
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 180,236,285
ENERGY - 3.6%
754,839 Chevron Corp 119,053,207
1,112,520 Exxon Mobil Corp 127,227,787
TOTAL ENERGY 246,280,994
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 3.7%
621,803 American Tower Corp 111,290,301
1,127,230 Prologis Inc 139,877,971
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 251,168,272
FINANCIAL SERVICES - 9.5%
624,606 American Express Co 225,314,123
690,862 (a) Ares Management Corp, Class A 102,738,088
345,285 Mastercard Inc, Class A 190,593,867
249,482 S&P Global Inc 121,550,125
TOTAL FINANCIAL SERVICES 640,196,203
FOOD, BEVERAGE & TOBACCO - 4.2%
1,266,372 Mondelez International Inc, Class A 72,765,735
504,590 PepsiCo Inc 73,715,553
968,343 Philip Morris International Inc 139,760,945
TOTAL FOOD, BEVERAGE & TOBACCO 286,242,233
HEALTH CARE EQUIPMENT & SERVICES - 3.6%
1,151,339 Abbott Laboratories 142,328,527
306,795 Elevance Health Inc 97,315,374
TOTAL HEALTH CARE EQUIPMENT & SERVICES 239,643,901
INSURANCE - 1.6%
604,776 Marsh & McLennan Cos Inc 107,740,844
TOTAL INSURANCE 107,740,844
MATERIALS - 3.0%
282,822 (a) Linde PLC 118,304,443
2,362,956 Smurfit WestRock PLC 87,240,335
TOTAL MATERIALS 205,544,778
MEDIA & ENTERTAINMENT - 2.7%
2,814,705 Comcast Corp, Class A 78,347,314
161,236 Meta Platforms Inc 104,537,360
TOTAL MEDIA & ENTERTAINMENT 182,884,674

Portfolio of Investments October 31, 2025
(continued)
Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.9%
762,054 AbbVie Inc $ 166,158,254
581,477 Danaher Corp 125,238,517
724,200 Zoetis Inc 104,349,978
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 395,746,749
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.5%
980,858 Broadcom Inc 362,554,543
772,270 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 232,013,076
284,638 Texas Instruments Inc 45,957,651
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 640,525,270
SOFTWARE & SERVICES - 10.1%
472,769 Accenture PLC, Class A 118,239,527
1,084,993 Microsoft Corp 561,820,225
TOTAL SOFTWARE & SERVICES 680,059,752
TECHNOLOGY HARDWARE & EQUIPMENT - 12.6%
1,743,876 Amphenol Corp, Class A 242,991,682
1,646,273 Apple Inc 445,102,831
401,405 Motorola Solutions Inc 163,255,427
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 851,349,940
TRANSPORTATION - 1.4%
418,453 Union Pacific Corp 92,214,488
TOTAL TRANSPORTATION 92,214,488
UTILITIES - 4.5%
2,098,113 NextEra Energy Inc 170,786,398
1,168,528 WEC Energy Group Inc 130,559,634
TOTAL UTILITIES 301,346,032
TOTAL COMMON STOCKS
(Cost $3,357,312,042) 6,591,238,740
TOTAL LONG-TERM INVESTMENTS
(Cost $3,357,312,042) 6,591,238,740
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.7%
117767619 REPURCHASE AGREEMENTS - 1.7% 117767619
$ 114,225,000 (b) Fixed Income Clearing Corporation 4 .120% 11/03/25 114,225,000
3,542,619 (c) Fixed Income Clearing Corporation 1 .160 11/03/25 3,542,619
TOTAL REPURCHASE AGREEMENTS
(Cost $117,767,619) 117,767,619
TOTAL SHORT-TERM INVESTMENTS
(Cost $117,767,619) 117,767,619
TOTAL INVESTMENTS - 99.4%
(Cost $3,475,079,661) 6,709,006,359
OTHER ASSETS & LIABILITIES, NET -  0.6% 40,323,152
NET ASSETS - 100% $ 6,749,329,511
ADR American Depositary Receipt
S&P Standard & Poor's
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $114,264,217 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.250% and maturity date 2/28/31, valued at $116,509,651.
(c) Agreement with Fixed Income Clearing Corporation, 1.160% dated 10/31/25 to be repurchased at $3,542,962 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/35, valued at $3,613,634.

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 6,591,238,740 $ – $ – $ 6,591,238,740
Short-Term Investments:
Repurchase Agreements – 117,767,619 – 117,767,619
Total $ 6,591,238,740 $ 117,767,619 $ – $ 6,709,006,359

Portfolio of Investments October 31, 2025
Global Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
18437873 COMMON STOCKS - 99.4%
AUSTRALIA - 1.7%
2,264 Macquarie Group Ltd $ 322,925
TOTAL AUSTRALIA 322,925
CANADA - 3.1%
6,460 Enbridge Inc 301,226
1,929 Royal Bank of Canada 282,593
TOTAL CANADA 583,819
FRANCE - 9.0%
5,447 Accor SA 277,104
8,973 AXA SA 389,324
465 LVMH Moet Hennessy Louis Vuitton SE 328,673
4,570 TotalEnergies SE 285,328
11,570 Veolia Environnement SA 382,355
TOTAL FRANCE 1,662,784
GERMANY - 3.2%
2,284 SAP SE 594,005
TOTAL GERMANY 594,005
HONG KONG - 0.7%
88,487 HKT Trust & HKT Ltd 129,206
TOTAL HONG KONG 129,206
IRELAND - 1.3%
986 Accenture PLC, Class A 246,598
TOTAL IRELAND 246,598
JAPAN - 5.4%
8,225 ITOCHU Corp 476,419
12,600 KDDI Corp 200,848
13,200 ORIX Corp 322,899
TOTAL JAPAN 1,000,166
NETHERLANDS - 2.7%
468 ASML Holding NV 494,821
TOTAL NETHERLANDS 494,821
TAIWAN - 5.2%
3,191 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 958,672
TOTAL TAIWAN 958,672
UNITED KINGDOM - 3.8%
11,082 Compass Group PLC 366,812
4,252 Unilever PLC 255,139
73,927 Vodafone Group PLC 89,494
TOTAL UNITED KINGDOM 711,445
UNITED STATES - 63.3%
2,777 Abbott Laboratories 343,293
2,287 AbbVie Inc 498,658
1,625 American Express Co 586,186
4,051 Apple Inc 1,095,269
1,929 (a) Ares Management Corp, Class A 286,862
2,353 Broadcom Inc 869,739
7,040 Comcast Corp, Class A 195,958
1,057 Eaton Corp PLC 403,309
4,021 Experian PLC 187,560
2,879 Exxon Mobil Corp 329,242
53,132 Haleon PLC 247,076
1,416 Honeywell International Inc 285,083
2,607 JPMorgan Chase & Co 811,090
603 (a) Linde PLC 252,235
1,309 Lowe's Cos Inc 311,712
796 Mastercard Inc, Class A 439,384
1,149 McDonald's Corp 342,896
2,218 Microsoft Corp 1,148,503

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
944 Motorola Solutions Inc $ 383,934
2,303 Nestle SA 220,048
5,608 NextEra Energy Inc 456,491
1,697 PepsiCo Inc 247,915
2,323 Philip Morris International Inc 335,279
2,821 Prologis Inc 350,058
3,586 Sanofi SA 362,770
6,485 Smurfit WestRock PLC 239,426
971 Union Pacific Corp 213,979
2,009 Zoetis Inc 289,477
TOTAL UNITED STATES 11,733,432
TOTAL COMMON STOCKS
(Cost $10,029,633) 18,437,873
TOTAL LONG-TERM INVESTMENTS
(Cost $10,029,633) 18,437,873
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.5%
100,000 REPURCHASE AGREEMENTS - 0.5%
$ 100,000 (b) Fixed Income Clearing Corporation 4 .120% 11/03/25 100,000
TOTAL REPURCHASE AGREEMENTS
(Cost $100,000) 100,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,000) 100,000
TOTAL INVESTMENTS (Cost $10,129,633) - 99.9% 18,537,873
OTHER ASSETS & LIABILITIES, NET -  0.1% 12,708
NET ASSETS - 100% $ 18,550,581
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $100,034 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $102,187.

Portfolio of Investments October 31, 2025
(continued)
Global Dividend Growth

Global Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 12,505,067 $ 5,932,806 $ – $ 18,437,873
Short-Term Investments:
Repurchase Agreements – 100,000 – 100,000
Total $ 12,505,067 $ 6,032,806 $ – $ 18,537,873

Portfolio of Investments October 31, 2025
International Dividend Growth
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.7%
5213989 COMMON STOCKS - 97.7%
AUSTRALIA - 2.9%
1,100 Macquarie Group Ltd $ 156,898
TOTAL AUSTRALIA 156,898
CANADA - 10.7%
1,022 Canadian National Railway Co 97,999
3,556 Enbridge Inc 165,814
2,167 Restaurant Brands International Inc 142,329
1,137 Royal Bank of Canada 166,568
TOTAL CANADA 572,710
CHINA - 2.7%
29,446 BOC Hong Kong Holdings Ltd 144,689
TOTAL CHINA 144,689
FRANCE - 15.3%
2,531 Accor SA 128,759
1,244 Arkema SA 73,847
3,745 AXA SA 162,490
213 LVMH Moet Hennessy Louis Vuitton SE 150,553
2,560 TotalEnergies SE 159,834
4,207 Veolia Environnement SA 139,029
TOTAL FRANCE 814,512
GERMANY - 4.2%
857 SAP SE 222,882
TOTAL GERMANY 222,882
HONG KONG - 2.2%
81,400 HKT Trust & HKT Ltd 118,858
TOTAL HONG KONG 118,858
ITALY - 2.8%
24,208 Snam SpA 149,306
TOTAL ITALY 149,306
JAPAN - 15.1%
4,600 ITOCHU Corp 266,447
9,300 KDDI Corp 148,245
7,400 ORIX Corp 181,019
3,400 (a) Takeda Pharmaceutical Co Ltd 91,758
3,100 Tokio Marine Holdings Inc 115,609
TOTAL JAPAN 803,078
NETHERLANDS - 3.5%
176 ASML Holding NV 186,086
TOTAL NETHERLANDS 186,086
TAIWAN - 5.5%
979 Taiwan Semiconductor Manufacturing Co Ltd, Sponsored ADR 294,121
TOTAL TAIWAN 294,121
UNITED KINGDOM - 17.6%
9,806 BAE Systems PLC 241,556
20,480 British Land Co PLC/The 102,286
4,323 Compass Group PLC 143,091
2,356 Diageo PLC 54,192
6,334 Hikma Pharmaceuticals PLC 153,216
2,729 Unilever PLC 163,752
66,473 Vodafone Group PLC 80,470
TOTAL UNITED KINGDOM 938,563
UNITED STATES - 15.2%
1,863 Experian PLC 86,900
25,421 Haleon PLC 118,213
177 (a) Linde PLC 74,039
1,032 Nestle SA 98,606
2,013 Sanofi SA 203,641

Portfolio of Investments October 31, 2025
(continued)
International Dividend Growth

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
486 Schneider Electric SE $ 138,476
2,503 Smurfit WestRock PLC 92,411
TOTAL UNITED STATES 812,286
TOTAL COMMON STOCKS
(Cost $3,765,410) 5,213,989
TOTAL LONG-TERM INVESTMENTS
(Cost $3,765,410) 5,213,989
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
100,000 REPURCHASE AGREEMENTS - 1.9%
$ 100,000 (b) Fixed Income Clearing Corporation 4 .120% 11/03/25 100,000
TOTAL REPURCHASE AGREEMENTS
(Cost $100,000) 100,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $100,000) 100,000
TOTAL INVESTMENTS (Cost $3,865,410) - 99.6% 5,313,989
OTHER ASSETS & LIABILITIES, NET -  0.4% 21,164
NET ASSETS - 100% $ 5,335,153
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $100,034 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 9/30/30, valued at $102,187.
International Dividend Growth
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 1,033,281 $ 4,180,708 $ – $ 5,213,989
Short-Term Investments:
Repurchase Agreements – 100,000 – 100,000
Total $ 1,033,281 $ 4,280,708 $ – $ 5,313,989

Portfolio of Investments October 31, 2025
Winslow Large-Cap Growth ESG
(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
899498606 COMMON STOCKS - 99.5% 899498606
AUTOMOBILES & COMPONENTS - 2.3%
45,010 (a) Tesla Inc $ 20,549,765
TOTAL AUTOMOBILES & COMPONENTS 20,549,765
CAPITAL GOODS - 4.0%
14,040 (a) Axon Enterprise Inc 10,280,509
28,290 General Electric Co 8,740,196
47,040 Howmet Aerospace Inc 9,687,888
16,120 Trane Technologies PLC 7,232,238
TOTAL CAPITAL GOODS 35,940,831
COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
54,300 Cintas Corp 9,951,561
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 9,951,561
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.2%
197,360 (a) Amazon.com Inc 48,199,259
3,380 (a) MercadoLibre Inc 7,866,139
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 56,065,398
CONSUMER SERVICES - 2.6%
51,580 (a) DoorDash Inc, Class A 13,120,404
38,850 Hilton Worldwide Holdings Inc 9,982,896
TOTAL CONSUMER SERVICES 23,103,300
FINANCIAL SERVICES - 8.3%
66,760 (a) Ares Management Corp, Class A 9,927,880
39,366 Mastercard Inc, Class A 21,729,638
24,460 Moody's Corp 11,748,138
100,490 Nasdaq Inc 8,590,890
69,710 Visa Inc, Class A 23,752,986
TOTAL FINANCIAL SERVICES 75,749,532
HEALTH CARE EQUIPMENT & SERVICES - 3.1%
35,385 (a) Intuitive Surgical Inc 18,905,498
25,200 Stryker Corp 8,977,248
TOTAL HEALTH CARE EQUIPMENT & SERVICES 27,882,746
MATERIALS - 1.1%
39,940 Ecolab Inc 10,240,616
TOTAL MATERIALS 10,240,616
MEDIA & ENTERTAINMENT - 12.6%
170,290 Alphabet Inc, Class C 47,991,128
53,970 Meta Platforms Inc 34,991,449
11,355 (a) Netflix Inc 12,704,655
27,730 (a) Spotify Technology SA 18,172,024
TOTAL MEDIA & ENTERTAINMENT 113,859,256
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%
21,885 Eli Lilly & Co 18,883,691
23,562 (a) Vertex Pharmaceuticals Inc 10,027,280
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 28,910,971
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.6%
48,160 (a) Advanced Micro Devices Inc 12,334,739
39,060 Analog Devices Inc 9,145,118
111,865 Broadcom Inc 41,348,660
654,660 NVIDIA Corp 132,562,103
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 195,390,620
SOFTWARE & SERVICES - 23.5%
1,827 (a),(b) Aestas Management Company, LLC 785,610
35,180 (a) Cadence Design Systems Inc 11,915,114
29,080 Intuit Inc 19,412,354
201,902 Microsoft Corp 104,546,875
46,060 Oracle Corp 12,095,817
24,280 (a) ServiceNow Inc 22,320,118

Portfolio of Investments October 31, 2025
(continued)
Winslow Large-Cap Growth ESG

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
97,660 (a) Shopify Inc, Class A $ 16,979,168
89,490 (a) Snowflake Inc 24,599,011
TOTAL SOFTWARE & SERVICES 212,654,067
TECHNOLOGY HARDWARE & EQUIPMENT - 9.9%
277,310 Apple Inc 74,976,305
90,200 (a) Arista Networks Inc 14,223,638
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 89,199,943
TOTAL COMMON STOCKS
(Cost $510,897,547) 899,498,606
SHARES DESCRIPTION RATE VALUE
1,319,880 PREFERRED STOCK - 0.1% 1,319,880
SOFTWARE & SERVICES - 0.1%
9,363 (b) Anthropic PBC 0 .000% 1,319,880
TOTAL SOFTWARE & SERVICES 1,319,880
TOTAL PREFERRED STOCK
(Cost $1,319,880) 1,319,880
TOTAL LONG-TERM INVESTMENTS
(Cost $512,217,427) 900,818,486
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.6%
5651681 REPURCHASE AGREEMENTS - 0.6% 5651681
$ 176,681 (c) Fixed Income Clearing Corporation 1 .160 11/03/25 176,681
5,475,000 (d) Fixed Income Clearing Corporation 4 .120 11/03/25 5,475,000
TOTAL REPURCHASE AGREEMENTS
(Cost $5,651,681) 5,651,681
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,651,681) 5,651,681
TOTAL INVESTMENTS - 100.2%
(Cost $517,869,108) 906,470,167
OTHER ASSETS & LIABILITIES, NET -  (0.2)% (1,740,043)
NET ASSETS - 100% $ 904,730,124
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) Agreement with Fixed Income Clearing Corporation, 1.160% dated 10/31/25 to be repurchased at $176,698 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.625% and maturity date 2/15/35, valued at $180,372.
(d) Agreement with Fixed Income Clearing Corporation, 4.120% dated 10/31/25 to be repurchased at $5,476,880 on 11/3/25, collateralized by Government Agency Securities, with coupon rate 4.375% and maturity date 1/31/32, valued at $5,584,503.

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Winslow Large-Cap Growth ESG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Common Stocks $ 898,712,996 $ – $ 785,610 $ 899,498,606
Preferred Stock – – 1,319,880 1,319,880
Short-Term Investments:
Repurchase Agreements – 5,651,681 – 5,651,681
Total $ 898,712,996 $ 5,651,681 $ 2,105,490 $ 906,470,167